Income and mining taxes (Schedule of changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net deferred tax liability balance, beginning of year	$ (127,534)	$ (167,882)
Deferred tax expense	4,793	43,236
OCI transactions	(5,474)	759
Foreign currency translation on the deferred tax liability	35	(2,129)
Net deferred tax liability balance, end of year	$ (128,180)	$ (127,534)